Nature of cost and expense (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Nature of cost and expense [Line Items]
Direct cost		$ 586,223,676	$ 540,692,964	$ 485,391,583
Employee benefits expense	[1]	220,858,509	210,885,553	197,915,151
Transportation and distribution		235,265,049	230,047,942	234,431,464
Advertising and promotion		129,603,036	105,938,586	117,921,841
Other expenses		117,992,179	104,455,411	100,872,027
Depreciation and amortization		92,199,504	83,528,045	81,566,802
Materials and maintenance		46,172,647	47,102,582	43,093,939
Energy		25,940,847	24,444,163	25,178,032
Leases		15,929,047	16,294,896	13,641,122
Total		$ (19,115,361)	$ (14,627,170)	$ (15,255,586)

[1]	See Note 25 Employee benefits.